2011 PRIVATE PLACEMENT (Details Textuals) (USD $)	6 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Jun. 30, 2012 Private Placement [Member]	Dec. 31, 2011 Private Placement [Member]
Private placement additional details
The Company raised aggregate gross proceeds pursuant to a Private Placement								$ 7,093,065
Subscription agreements for the sale and issuance of shares								5,481,757
common stock, par value	$ 0.001			$ 0.001
Series A Preferred Stock, par value				$ 0.001
Purchase price per share			$ 0.85
Consideration received								Investors who invested in the aggregate a minimum of $1,500,000 received Series A Preferred Stock, which has the rights and preferences set forth in the Certificate of Designation. Investors who purchased Series A Preferred Stock received a four year warrant to purchase 50% of the shares purchased and the investors who purchased common stock received a four year warrant to purchase 35% of the shares purchased. The warrants are exercisable at an exercise price of $1.33
Cumulative preferred stock dividend, rate								10.00%
Accrued preferred stock dividend							$ 81,416	$ 97,110
Increase in number of the Preferred Stock, shares							98,091	117,001
Fair value of the warrants
Risk free interest rate	2.42%	3.90%			2.42%	3.90%
Volatility	77.40%	117.00%			77.04%	116.55%
Exercise price						$ 1.33
Market value						$ 0.83
Expected life	5 years					5 years